Fair value of Class A Options Granted and Related Assumptions (Detail) (Class A Options, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Class A Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value on date of grant	$ 0.23
Assumptions used to calculate fair value:
Volatility	156.00%
Risk-free interest rate	2.10%
Expected term	5 years
Dividends	$ 0